Derivative Financial Instruments (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 24, 2023	Sep. 24, 2020	Sep. 24, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Derivative Financial Instruments (Details) [Line Items]
Long term fixed interest rate	$ 200,000,000	$ 200,000,000	$ 200,000,000
Investors with a face value	$ 1	$ 1	$ 1
Issue price (in Dollars per share)	$ 0.95	$ 0.95	$ 0.95
Fair value of derivative financial instrument							$ 9,306,741	$ 7,364,829	$ 5,422,917
Percentage of covering in the term loan					90.00%
Notional amount outstanding					$ 79,200,000	$ 83,800,000
Repaid settlement				$ 1,858,753
Bottom of range [member]
Derivative Financial Instruments (Details) [Line Items]
Derivative variable interest rate					2.78%	2.78%
Top of range [member]
Derivative Financial Instruments (Details) [Line Items]
Derivative variable interest rate					4.76%	4.76%